Acquisitions and disposals - Disposals (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disposals
Goodwill	€ (26,734)	€ (26,808)
Property, plant and equipment	(28,325)	(30,204)
Trade and other receivables	(2,629)	(4,282)
Cash and cash equivalents	(4,674)	(8,835)
Short and long-term borrowings	43,259	46,574
Trade and other payables	2,383	€ 2,077
Equalisation payment made to Liberty Global Plc	802
Vodafone Libertel B.V.
Disposals
Remeasurement of retained interest in Vodafone Libertel B.V.	637
Transaction costs	€ 35
VodafoneZiggo
Disposals
Proportion of ownership interest		50.00%
Weighted average cost of capital used to value our initial investment in VodafoneZiggo		7.00%
Weighted average terminal growth rate used to value our initial investment in VodafoneZiggo		1.00%
Share of cash paid to both shareholders on creation of VodafoneZiggo	50.00%
Amount of share of cash paid to shareholders	€ 1,422
Netherlands Operations [Member]
Disposals
Goodwill	(855)
Other intangible assets	(1,415)
Property, plant and equipment	(1,164)
Inventory	(24)
Trade and other receivables	(302)
Cash and cash equivalents	(56)
Current and deferred taxation	87
Short and long-term borrowings	1,000
Trade and other payables	387
Provisions	28
Total assets less total liabilities	(2,314)
Fair value of investment in VodafoneZiggo	2,970
Net cash proceeds arising from the transaction	619
Net gain on formation of VodafoneZiggo	€ 1,275